Income Taxes	12 Months Ended
Dec. 31, 2020
Options exercisable, remaining contractual life
Income Taxes

Income tax recovery provision

The reconciliation of the income tax recovery computed at statutory rates to the reported income tax recovery is:

	Years ended December 31
	2020	2019
Loss before income taxes	$(10,763)	$(9,602)
Canadian federal and provincial income tax rates	27%	27%
Expected income tax recovery	(2,906)	(2,593)
Increase (decrease) in income tax recovery resulting from:
Spin-out transaction	8,650	-
Acquisition of Eastmain	(7,838)	-
Share-based compensation	683	918
Share issuance costs	(462)	(63)
Adjustment to tax estimates	(22)	151
Amortization of flow-through share premium	(120)	(234)
Flow-through expenditures renunciation	489	822
Difference in future and foreign tax rates	234	-
Other	55	(1,202)
Increase in unrecognized tax asset	1,237	2,147
Income tax recovery	$-	$(54)

Significant components of deferred tax asset and liabilities are:

	December 31 2019	Net loss	Equity	December 31 2020
Deferred income tax assets
Non-capital losses carried forward	$15,076	$4,770	$-	$19,846
Capital losses carried forward	45	37	-	82
Share issuance costs and CEC	656	177	-	833
Investments	57	(13)	-	44
Site reclamation obligations	576	561	-	1,137
Property and equipment	259	53	-	312
Mineral property interests	7,823	(3,838)	-	3,985
Capital lease obligation	-	66	-	66
Peruvian Value Added Tax Receivable	402	(402)	-	-
Foreign exchange on intercompany	6	(6)	-	-
	24,900	1,405	-	26,305
Deferred income tax liabilities
Property and equipment	-	(52)	-	(52)
Mineral property interests	(913)	36	-	(877)
Investments	-	(196)	-	(196)
Bridge loan	(44)	44	-	-
Net deferred tax assets	23,943	1,237	-	25,180

Unrecognized deferred tax assets	(23,943)	(1,237)	-	(25,180)

Net deferred tax balance	$-	$-	$-	$-

	December 31 2018	Net loss	Equity	December 31 2019
Deferred Income tax assets
Non-capital losses carried forward	$13,690	$1,386	$-	$15,076
Capital losses carried forward	45	-	-	45
Share issuance costs & CEC	913	(320)	63	656
Investments	79	(22)	-	57
Site reclamation obligations	511	65	-	576
Property and equipment	197	62	-	259
Mineral property interests	7,061	762	-	7,823
Peruvian VAT Receivable	355	47	-	402
FX on intercompany	(104)	110	-	6
	22,747	2,090	63	24,900
Deferred income tax liabilities
Mineral property interests	(951)	38	-	(913)
Bridge loan	-	10	(54)	(44)
Net deferred tax assets	21,796	2,138	9	23,943

Unrecognized deferred tax assets	(21,796)	(2,084)	(63)	(23,943)

Net deferred tax balance	$-	$54	$(54)	$-

The Company has accumulated non-capital losses of approximately $75,864 (December 31, 2019 – $54,468) in Canada, which may be carried forward to reduce taxable income of future years. The non-capital losses will, if unused, expire between 2024 and 2041. The Company has not recognized any deferred tax assets at December 31, 2020 in respect of these non-capital losses due to the uncertainty that future operations will generate sufficient taxable income to utilize these non-capital losses.

The Company has nil accumulated capital losses (December 31, 2019 – $661) in Canada which may be carried forward indefinitely and used to reduce capital gains in future years.